TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 3.2%
275,241	Kratos Defense & Security Solutions, Inc. (1)	$7,841,616
175,482	Spirit AeroSystems Holdings, Inc. - Class A	8,280,996
		16,122,612
Auto Components - 0.8%
24,307	Fox Factory Holding Corp. (1)	3,783,628

Banks - 2.9%
118,633	PacWest Bancorp	4,882,935
100,745	Western Alliance Bancorp	9,354,173
		14,237,108
Biotechnology - 6.5%
40,518	Arrowhead Pharmaceuticals, Inc. (1)	3,355,701
18,349	Biohaven Pharmaceutical Holding Co. Ltd. (1)	1,781,321
21,465	Blueprint Medicines Corp. (1)	1,888,061
104,506	DermTech, Inc. (1)	4,344,314
23,261	Fate Therapeutics, Inc. (1)	2,018,822
31,946	FibroGen, Inc. (1)	850,722
48,213	Halozyme Therapeutics, Inc. (1)	2,189,352
39,627	Invitae Corp. (1)	1,336,619
14,528	Mirati Therapeutics, Inc. (1)	2,346,708
82,607	Natera, Inc. (1)	9,378,373
24,433	PTC Therapeutics, Inc. (1)	1,032,783
19,474	Ultragenyx Pharmaceutical, Inc. (1)	1,856,846
		32,379,622
Building Products - 0.9%
41,618	Trex Co., Inc. (1)	4,253,776

Chemicals - 4.0%
496,587	Element Solutions, Inc.	11,610,204
93,638	Innospec, Inc.	8,484,539
		20,094,743
Communications Equipment - 1.6%
442,875	Viavi Solutions, Inc. (1)	7,821,172

Construction & Engineering - 6.0%
56,570	Arcosa, Inc.	3,322,922
111,828	Primoris Services Corp.	3,291,098
45,989	Quanta Services, Inc.	4,165,224
341,447	Sterling Construction Co., Inc. (1)	8,239,116
385,919	WillScot Mobile Mini Holdings Corp. - Class A (1)	10,755,562
		29,773,922
Diversified Telecommunication - 0.9%
246,860	Ooma, Inc. (1)	4,655,780

Electronic Equipment, Instruments & Components - 2.0%
58,290	Fabrinet (1)	5,588,262
17,983	Littelfuse, Inc.	4,581,889
		10,170,151
Energy Equipment & Services - 0.2%
27,532	Aspen Aerogels, Inc. (1)	823,757

Food Products - 0.7%
292,889	SunOpta, Inc. (1)	3,584,961

Health Care Equipment & Supplies - 2.9%
11,604	Avanos Medical, Inc. (1)	422,038
46,401	Establishment Labs Holdings, Inc. (1)	4,052,663
128,107	LeMaitre Vascular, Inc.	7,817,089
144,276	Zynex, Inc. (1)	2,240,606
		14,532,396
Health Care Providers & Services - 5.9%
9,659	Addus HomeCare Corp. (1)	842,651
65,080	HealthEquity, Inc. (1)	5,237,639
23,087	LHC Group, Inc. (1)	4,623,403
27,219	ModivCare, Inc. (1)	4,629,135
128,208	The Pennant Group, Inc. (1)	5,243,707
152,840	Progyny, Inc. (1)	9,017,560
		29,594,095
Hotels, Restaurants & Leisure - 3.0%
64,669	Bally’s Corp.	3,499,240
58,330	Monarch Casino & Resort, Inc. (1)	3,859,696
104,386	Planet Fitness, Inc. - Class A (1)	7,855,046
		15,213,982
Household Durables - 3.5%
40,031	Cavco Industries, Inc. (1)	8,894,488
162,501	Skyline Champion Corp. (1)	8,661,303
		17,555,791
Insurance - 2.6%
39,827	HCI Group, Inc.	3,959,999
56,080	Kinsale Capital Group, Inc.	9,240,301
		13,200,300
Internet & Direct Marketing Retail - 2.6%
251,987	Liquidity Services, Inc. (1)	6,413,069
92,198	Revolve Group, Inc. - Class A (1)	6,352,442
		12,765,511
IT Services - 4.9%
55,171	ExlService Holdings, Inc. (1)	5,862,470
136,192	Genpact Ltd.	6,187,203
56,683	Maximus, Inc.	4,986,403
95,542	WNS Holdings Ltd. - ADR (1)	7,630,940
		24,667,016
Life Sciences Tools & Services - 7.0%
7,873	Bio-Rad Laboratories, Inc. - Class A (1)	5,072,495
9,532	Bio-Techne Corp.	4,291,879
12,909	Charles River Laboratories International, Inc. (1)	4,775,297
64,096	ICON PLC (1)	13,249,284
167,080	NeoGenomics, Inc. (1)	7,547,004
		34,935,959
Machinery - 4.0%
14,224	Alamo Group, Inc.	2,171,720
43,580	Chart Industries, Inc. (1)	6,376,626
126,578	Columbus McKinnon Corp.	6,106,123
142,607	The Shyft Group, Inc.	5,334,928
		19,989,397
Marine - 1.2%
99,613	Kirby Corp. (1)	6,040,532

Media - 1.6%
40,087	Cardlytics, Inc. (1)	5,088,243
19,665	Nexstar Media Group, Inc. - Class A	2,908,060
		7,996,303
Metals & Mining - 1.1%
43,711	Kaiser Aluminum Corp.	5,397,871

Pharmaceuticals - 1.2%
99,587	Pacira BioSciences, Inc. (1)	6,042,939

Professional Services - 3.8%
112,815	ASGN, Inc. (1)	10,935,158
31,379	CACI International, Inc. - Class A (1)	8,005,410
		18,940,568
Road & Rail - 1.5%
82,519	TFI International, Inc.	7,524,908

Semiconductors & Semiconductor Equipment - 9.6%
185,518	Cohu, Inc.	6,825,207
70,065	Diodes, Inc. (1)	5,589,085
153,163	Kulicke & Soffa Industries, Inc.	9,373,576
74,311	Lattice Semiconductor Corp. (1)	4,174,792
28,416	MKS Instruments, Inc.	5,056,627
119,724	Onto Innovation, Inc. (1)	8,744,641
23,604	SiTime Corp. (1)	2,988,031
177,596	Tower Semiconductor Ltd. (1)	5,226,650
		47,978,609
Software - 4.7%
128,251	CommVault Systems, Inc. (1)	10,025,381
56,895	nCino, Inc. (1)	3,409,149
71,170	Rapid7, Inc. (1)	6,734,817
102,834	Telos Corp. (1)	3,497,384
		23,666,731
Specialty Retail - 0.8%
20,610	Five Below, Inc. (1)	3,983,295

Textiles, Apparel & Luxury Goods - 1.9%
113,906	Canada Goose Holdings, Inc. (1)	4,982,248
45,280	Columbia Sportswear Co.	4,453,741
		9,435,989
Trading Companies & Distributors - 1.0%
53,846	MSC Industrial Direct Co., Inc. - Class A	4,831,602
TOTAL COMMON STOCKS
(Cost $307,287,486)		471,995,026

EXCHANGE-TRADED FUNDS: 1.6%
58,341	SPDR S&P Biotech ETF	7,899,371
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,740,300)		7,899,371

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
19,989,910	First American Treasury Obligations Fund - Class X, 0.026% (2)	19,989,910
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,989,910)		19,989,910

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $332,017,696)		499,884,307
Liabilities in Excess of Other Assets - (0.1)%		(350,967)
TOTAL NET ASSETS - 100.0%		$499,533,340

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of June 30, 2021.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30 2021 (Unaudited)

The TCM Small Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30 2021. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$471,995,026	$–	$–	$471,995,026
Exchange-Traded Funds	7,899,371	–	–	7,899,371
Short-Term Investments	19,989,910	–	–	19,989,910
Total Investments in Securities	$499,884,307	$–	$–	$499,884,307